PROMISSORY NOTES (Details Narrative) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 11, 2024
Short-Term Debt [Line Items]
Promissory notes		$ 2,000,000	$ 2,000,000
Investor One [Member]
Short-Term Debt [Line Items]
Promissory notes			1,000,000
Investor Two [Member]
Short-Term Debt [Line Items]
Promissory notes			$ 1,000,000